Supplemental Financial Statement Information (Schedule Of Statements Of Operations) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES									$ (639)		$ (611)		$ (533)
Interest expense, net of interest capitalized									(1,643)		(1,369)		(1,221)
Equity in earnings from unconsolidated affiliates									276		332		236
Gains on interest rate derivatives									(18)		(157)		53
Losses on extinguishments of debt									(43)		(25)		(162)
Other, net									22		(11)		(1)
Income tax expense (benefit)									(100)	[1]	357	[1]	93
NET INCOME ATTRIBUTABLE TO PARTNERS									1,189		633		196
General Partner’s interest in net income									3		2		0
Class D Unitholder’s interest in net income									3		2		0
LIMITED PARTNERS’ INTEREST IN NET INCOME	$ 312	$ 291	$ 298	$ 282	$ 111	$ 188	$ 163	$ 167	1,183		629		196
Parent Company [Member]
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES									(112)		(111)		(56)
Interest expense, net of interest capitalized									(294)		(205)		(210)
Equity in earnings from unconsolidated affiliates									1,601		955		617
Gains on interest rate derivatives									0		0		9
Losses on extinguishments of debt									0		0		(157)
Other, net									(5)		(5)		(8)
INCOME BEFORE INCOME TAXES									1,190		634		195
Income tax expense (benefit)									1		1		(1)
NET INCOME ATTRIBUTABLE TO PARTNERS									1,189		633		196
General Partner’s interest in net income									(3)		(2)		0
Class D Unitholder’s interest in net income									3		2		0
LIMITED PARTNERS’ INTEREST IN NET INCOME									$ 1,183		$ 629		$ 196

[1]	Includes ETE and its subsidiaries that are classified as pass-through entities for federal income tax purposes, as well as corporate subsidiaries.